DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) (Non-designated derivative instruments, Foreign currency options, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Non-designated derivative instruments | Foreign currency options
Non-designated derivative instruments
Amount acquirable through derivative instruments	$ 330.0